Minimum cash and minimum capital - Minimum cash (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Minimum Cash [Abstract]
BCRA – current account - not restricted	$ 107,454,632,000	$ 126,326,564,000
BCRA – special guarantee accounts – restricted	2,827,885,000	1,904,833,000
SUBTOTAL BALANCES AT THE BCRA	110,282,517,000	128,231,397,000
Argentine Treasury Bonds in pesos at fixed rate due November 2020	7,300,220,000	10,669,815,000
Liquidity Bills – BCRA	33,061,179,000	31,077,880,000
TOTAL	$ 150,643,916,000	$ 169,979,092,000